Mortgage Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Schedule of Mortgage Notes Payable
Encumbered Properties		Outstanding Loan Amount		Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
September 30, 2012	29		$35,760		4.52%	3.77
December 31, 2011	28		$30,260		4.67%	4.32
(1)	Mortgage notes payable have fixed rates. Effective interest rates range from 3.68% to 5.32% at September 30, 2012 and 3.80% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of September 30, 2012 and December 31, 2011, respectively.

Schedule of Aggregate Principal Payments of Mortgages
Total
October 1, 2012 - December 31, 2012	$-
2013	74
2014	189
2015	13,767
2016	11,760
Thereafter	9,970
Total	$35,760